Cost Optimization Program (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 03, 2012
Schedule of company's cost optimization charge
Optimization charges incurred	$ 125
Cost of Sales [Member]
Schedule of company's cost optimization charge
Optimization charges incurred	14
Research and Development [Member]
Schedule of company's cost optimization charge
Optimization charges incurred	23
Selling, marketing and administration [Member]
Schedule of company's cost optimization charge
Optimization charges incurred	$ 88